SUPPLEMENT DATED OCTOBER 1, 2002
          TO PROSPECTUS DATED MAY 1, 2002 AS SUPPLEMENTED JULY 1, 2002
                                       FOR
                           WRL FREEDOM ELITE BUILDERSM
          An Individual Flexible Premium Variable Life Insurance Policy
                                 Issued through
                             WRL Series Life Account
                                       by
                   Western Reserve Life Assurance Co. of Ohio

This Supplement updates certain information contained in your WRL Freedom Elite BuilderSM prospectus. Please read it carefully and retain it for future reference.

         New Guidance on Split Dollar Arrangements

          On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

          Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

          In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. Consult your qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

                                    * * * * *

Owner inquiries should be directed to Western Reserve Life at P.O. Box 5068, Clearwater, FL 33758-5068, or by calling 1-800-851-9777 extension 6539.

     Effective on or about November 1, 2002,  Marsico  Capital  Management,  LLC will become sub-adviser to the Goldman Sachs Growth portfolio of the AEGON/Transamerica Series Fund, Inc. Because of the change in sub-adviser, the name of the Goldman Sachs Growth portfolio will be changed to Marsico Growth. Also on or about November 1, 2002 the Fund will offer Janus Global as a new investment option under this Policy. See below for applicable information regarding this portfolio.

The following information is added to page 6 of the prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

         WRL Marsico Growth (formerly, WRL Goldman Sachs Growth)
         WRL Janus Global

The following information is added to the Portfolio Annual Expense Table on page
9 of the prospectus:

--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
                                                    Rule 12b-1     Gross Total     Fees and Expenses       Net Total
     Portfolio          Management        Other        Fees     Portfolio Annual       Waived or           Portfolio
                           Fees         Expenses                    Expenses           Reimbursed          Expenses
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
Marsico Growth             0.90%          0.10%        N/A            1.21%              0.21%               1.00%
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
Janus Global               0.80%          0.15%        N/A            0.95%               N/A                0.95%
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------

The  following  information  replaces the  information  regarding  Goldman Sachs
Growth and adds reference to the Janus Global on page 19 of the prospectus under the heading "The Separate Account and the Portfolios - The Funds":

---------------------------------------- -------------------------------------- --------------------------------------
               Portfolio                        Sub-Adviser or Adviser                  Investment Objective
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marsico Growth                           Marsico Capital Management, LLC        Seeks long-term growth of capital.
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Janus Global                             Janus Capital Management LLC           Seeks long-term growth of capital in
                                                                                a manner consistent with the
                                                                                preservation of capital.
---------------------------------------- -------------------------------------- --------------------------------------

     All other references throughout the prospectus to WRL Goldman Sachs Growth are changed to WRL Marsico Growth.























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